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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395


                          Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

        Pioneer Global Diversified Equity Fund
        Schedule of Investments  7/31/2009 (unaudited)

Shares                                                   Value

        PREFERRED STOCK - 0.3 %
        Automobiles & Components - 0.3 %
        Automobile Manufacturers - 0.3 %
88      Volkswagen AG                                  $ 6,894
        Total Automobiles & Components                 $ 6,894
        (Cost  $12,849)                                $ 6,894
        COMMON STOCKS - 93.3 %
        Energy - 11.9 %
        Integrated Oil & Gas - 7.2 %
1,192   BP Amoco Plc                                   $ 9,836
28,000  China Petroleum & Chemical Corp.                 25,126
693     Eni SpA                                          16,117
347     Gazprom OAO (A.D.R.) *                           7,070
201     Lukoil Holding  (A.D.R.)                         9,769
851     Marathon Oil Corp.                               27,445
472     Origin Energy Ltd. *                             5,723
771     Repsol SA                                        17,884
648     Royal Dutch Shell Plc                            16,948
315     Total SA                                         17,450
                                                       $153,368
        Oil & Gas Drilling - 0.8 %
88      Diamond Offshore Drilling, Inc.                $ 7,909
276     Fred Olsen Energy Asa *                          10,015
                                                       $ 17,924
        Oil & Gas Equipment And Services - 0.8 %
440     Aker Asa *                                     $ 9,570
142     Fugro NV-CVA *                                   6,354
                                                       $ 15,924
        Oil & Gas Refining & Marketing - 1.6 %
414     Neste Oil Oyj *                                $ 5,891
2,000   Nippon Mitsubishi Oil Corp.                      10,636
947     Valero Energy Corp.                              17,046
                                                       $ 33,573
        Oil & Gas Storage & Transportation - 1.5 %
3,052   El Paso Corp.                                  $ 30,703
        Total Energy                                   $251,492
        Materials - 7.9 %
        Construction Materials - 0.3 %
92      Holcim Ltd. *                                  $ 5,568
        Diversified Chemical - 3.2 %
181     Akzo Nobel NV                                  $ 9,921
325     BASF AG                                          16,273
960     Orica Ltd.                                       18,070
332     PPG Industries, Inc.                             18,260
56      Solvay SA                                        5,468
                                                       $ 67,992
        Industrial Gases - 0.2 %
51      L'Air Liquide SA                               $ 5,321
        Paper Packaging - 0.6 %
128     Mayr-Melnhof Karton AG                         $ 11,992
        Paper Products - 1.4 %
1,172   International Paper Co.                        $ 22,045
300     Nippon Unipac Holding                            7,726
                                                       $ 29,771
        Specialty Chemicals - 0.9 %
513     DSM NV                                         $ 18,276
        Steel - 1.3 %
2,409   Bluescope Steel Ltd. *                         $ 6,783
56      Salzgitter AG                                    5,674
571     Voestalpine AG                                   15,752
                                                       $ 28,209
        Total Materials                                $167,129
        Capital Goods - 9.2 %
        Aerospace & Defense - 1.2 %
399     Finmeccanica SpA                               $ 6,040
216     General Dynamics Corp.                           11,964
148     United Technologies Corp.                        8,062
                                                       $ 26,066
        Building Products - 0.7 %
2,000   Nippon Sheet Glass Co Ltd.                     $ 6,017
491     Wienerberger AG *                                8,144
                                                       $ 14,161
        Construction & Farm Machinery & Heavy Trucks - 0.5 %
1,000   Hino Motors Ltd.                               $ 3,343
100     Man AG                                           6,908
                                                       $ 10,251
        Electrical Component & Equipment - 0.9 %
1,000   Panasonic Electric Works Co., Ltd.             $ 10,646
102     Schneider Electric SA                            9,226
                                                       $ 19,872
        Industrial Conglomerates - 1.1 %
312     Philips Electronics NV                         $ 7,105
197     Rheinmetall AG                                   9,591
2,396   Tomkins Plc                                      7,048
                                                       $ 23,744
        Industrial Machinery - 3.4 %
1,000   AMADA Co., Ltd.                                $ 6,357
285     Andritz AG                                       12,445
308     Danaher Corp.                                    18,862
420     Dover Corp.                                      14,284
1,047   IMI Plc                                          5,922
91      Schindler Holding AG                             5,869
417     Metso Corp. *                                    8,874
                                                       $ 72,613
        Trading Companies & Distributors - 1.4 %
1,000   Itochu Corp.                                   $ 7,522
1,000   Marubeni Corp.                                   4,638
1,000   Mitsui & Co., Ltd.                               12,626
400     Sumitomo Corp.                                   3,977
                                                       $ 28,763
        Total Capital Goods                            $195,470
        Commercial Services & Supplies - 0.7 %
        Human Resource & Employment Services - 0.7 %
178     Randstad Holdings NV *                         $ 6,140
238     Watson Wyatt Worldwide, Inc. *                   8,887
                                                       $ 15,027
        Total Commercial Services & Supplies           $ 15,027
        Transportation - 2.1 %
        Air Freight & Couriers - 0.3 %
439     Deutsche Post AG                               $ 6,943
        Airlines - 1.3 %
572     Deutsche Lufthansa AG                          $ 7,711
2,000   Singapore Airlines Ltd.                          18,810
                                                       $ 26,521
        Marine - 0.2 %
1,000   Nippon Yusen Kabushiki Kaisha                  $ 4,299
        Railroads - 0.3 %
2       West Japan Railway Co. *                       $ 6,390
        Total Transportation                           $ 44,153
        Automobiles & Components - 4.4 %
        Auto Parts & Equipment - 2.0 %
400     Aisin Seiki Co., Ltd.                          $ 10,321
300     Denso Corp.                                      8,908
500     Toyoda Gosei Co., Ltd.                           15,572
300     Toyota Industries Corp.                          8,147
                                                       $ 42,948
        Automobile Manufacturers - 1.8 %
4,000   Fuji Heavy Industries Ltd.                     $ 16,228
500     Honda Motor Co., Ltd.                            16,151
197     PSA Peugeot *                                    5,949
                                                       $ 38,328
        Motorcycle Manufacturers - 0.1 %
300     Yamaha Motor Co, Ltd *                         $ 3,751
        Tires & Rubber - 0.4 %
500     Bridgestone Corp.                              $ 8,725
        Total Automobiles & Components                 $ 93,752
        Consumer Durables & Apparel - 2.5 %
        Consumer Electronics - 0.8 %
1,000   Sharp Corp.                                    $ 11,184
200     Sony Corp.                                       5,644
                                                       $ 16,828
        Footwear - 1.1 %
8,500   Yue Yuen Industrial Holdings Ltd.              $ 23,119
        Leisure Products - 0.6 %
472     Hasbro, Inc.                                   $ 12,508
        Total Consumer Durables & Apparel              $ 52,455
        Media - 1.3 %
        Movies & Entertainment - 1.3 %
660     Time Warner, Inc.                              $ 17,596
385     Vivendi SA                                       9,847
                                                       $ 27,443
        Total Media                                    $ 27,443
        Retailing - 0.5 %
        General Merchandise Stores - 0.5 %
226     Target Corp.                                   $ 9,858
        Total Retailing                                $ 9,858
        Food & Drug Retailing - 3.3 %
        Drug Retail - 1.0 %
645     CVS/Caremark Corp.                             $ 21,595
        Food Distributors - 0.9 %
764     Sysco Corp.                                    $ 18,153
        Food Retail - 1.4 %
200     FamilyMart Co., Ltd. *                         $ 6,515
200     Seven & I Holdings Co., Ltd. *                   4,704
862     SUPERVALU, Inc.                                  12,783
917     Tesco Plc                                        5,602
                                                       $ 29,604
        Total Food & Drug Retailing                    $ 69,352
        Food Beverage & Tobacco - 4.6 %
        Agricultural Products - 1.8 %
645     Archer Daniels Midland Co.                     $ 19,427
26,880  Chaoda Modern Agriculture Ltd.                   18,153
                                                       $ 37,580
        Packaged Foods & Meats - 1.2 %
370     The J.M. Smucker Co.                           $ 18,511
223     Unilever NV-CVA                                  6,089
                                                       $ 24,600
        Soft Drinks - 0.9 %
344     PepsiCo, Inc.                                  $ 19,522
        Tobacco - 0.7 %
549     Altria Group, Inc.                             $ 9,624
192     British American Tobacco Plc                     5,944
                                                       $ 15,568
        Total Food Beverage & Tobacco                  $ 97,270
        Household & Personal Products - 0.3 %
        Household Products - 0.3 %
118     Reckitt Benckiser Plc *                        $ 5,666
        Total Household & Personal Products            $ 5,666
        Health Care Equipment & Services - 3.0 %
        Health Care Distributors - 1.0 %
438     McKesson Corp.                                 $ 22,404
        Health Care Equipment - 1.4 %
273     Baxter International, Inc.                     $ 15,389
382     Medtronic, Inc. *                                13,530
                                                       $ 28,919
        Health Care Services - 0.6 %
287     Fresenius Medical Care AG                      $ 13,175
        Total Health Care Equipment & Services         $ 64,498
        Pharmaceuticals & Biotechnology - 6.2 %
        Biotechnology - 1.2 %
171     Amgen, Inc. *                                  $ 10,655
284     Genzyme Corp. *                                  14,737
                                                       $ 25,392
        Pharmaceuticals - 5.0 %
300     Abbott Laboratories Ltd.                       $ 13,497
200     Astellas Pharma, Inc.                            7,647
295     Eli Lilly & Co.                                  10,293
280     Johnson & Johnson                                17,049
290     Novartis AG                                      13,249
815     Pfizer, Inc.                                     12,983
76      Roche Holdings AG                                11,979
281     Sanofi-Aventis SA                                18,395
                                                       $105,092
        Total Pharmaceuticals & Biotechnology          $130,484
        Banks - 8.0 %
        Diversified Banks - 8.0 %
2,419   Banco Santander Central Hispano SA             $ 34,835
69      Barclays Plc                                      356
233     BNP Paribas SA                                   17,040
13,000  Boc Hong Kong Holdings Ltd.                      27,633
4,115   HSBC Holding Plc                                 41,401
596     National Bank of Canada                          32,356
245     Societe Generale SA                              15,778
                                                       $169,399
        Total Banks                                    $169,399
        Diversified Financials - 3.5 %
        Asset Management & Custody Banks - 1.5 %
1,130   The Bank of New York Mellon Corp.              $ 30,894
        Diversified Finance Services - 2.0 %
1,115   J.P. Morgan Chase & Co.                        $ 43,095
        Total Diversified Financials                   $ 73,989
        Insurance - 5.0 %
        Life & Health Insurance - 2.4 %
1,067   AEGON NV                                       $ 7,883
590     MetLife, Inc.                                    20,031
1,207   Unum Group                                       22,655
                                                       $ 50,569
        Multi-Line Insurance - 1.2 %
184     Allianz AG                                     $ 18,131
1,260   Aviva Plc                                        7,328
                                                       $ 25,459
        Property & Casualty Insurance - 0.6 %
2,000   Sompo Japan Insurance, Inc. *                  $ 13,348
        Reinsurance - 0.8 %
54      Muenchener Rueckversicherungs Gesellschaft AG  $ 8,161
224     Swiss Reinsurance Ltd.                           8,627
                                                       $ 16,788
        Total Insurance                                $106,164
        Real Estate - 1.8 %
        Diversified Real Estate Activities - 0.9 %
3,000   Henderson Land Development Co., Ltd.           $ 19,892
        Real Estate Development - 0.9 %
22,000  Allgreen Properties Ltd.                       $ 18,281
        Total Real Estate                              $ 38,173
        Software & Services - 3.6 %
        Application Software - 0.3 %
572     Nuance Communications, Inc. *                  $ 7,550
        Data Processing & Outsourced Services - 1.2 %
533     Computer Sciences Corp. *                      $ 25,675
        Internet Software & Services - 0.4 %
20      Google, Inc. *                                 $ 8,861
        It Consulting & Other Services - 0.5 %
293     Accenture Ltd.                                 $ 10,276
        Systems Software - 1.2 %
1,131   Oracle Corp.                                   $ 25,029
        Total Software & Services                      $ 77,391
        Technology Hardware & Equipment - 5.2 %
        Communications Equipment - 1.9 %
3,788   Motorola, Inc.                                 $ 27,122
1,028   Nokia Oyj                                        13,492
                                                       $ 40,614
        Computer Hardware - 1.1 %
1,000   Fujitsu Ltd.                                   $ 6,627
222     Hewlett-Packard Co.                              9,613
2,000   NEC Corp.                                        7,044
                                                       $ 23,284
        Computer Storage & Peripherals - 0.2 %
300     Seiko Epson Corp.                              $ 4,633
        Electronic Components - 0.9 %
300     OMRON Corp.                                    $ 4,880
1,000   Taiyo Yuden Co Ltd.                              13,747
                                                       $ 18,627
        Electronic Equipment & Instruments - 0.1 %
1,000   Hitachi, Ltd.                                  $ 3,363
        Office Electronics - 1.0 %
200     Canon, Inc.                                    $ 7,524
1,000   RICOH Co., Ltd.                                  13,190
                                                       $ 20,714
        Total Technology Hardware & Equipment          $111,235
        Semiconductors - 0.5 %
        Semiconductors - 0.5 %
1,356   STMicroelectronics NV                          $ 10,328
        Total Semiconductors                           $ 10,328
        Telecommunication Services - 4.2 %
        Integrated Telecommunication Services - 3.0 %
672     Deutsche Telekom AG                            $ 8,605
200     Nippon Telegraph & Telephone Corp.               8,245
2,206   Qwest Communications International, Inc. *       8,515
3,279   Telecom Italia SpA                               3,693
422     Telefonica SA                                    10,489
754     Verizon Communications, Inc.                     24,181
                                                       $ 63,728
        Wireless Telecommunication Services - 1.2 %
1       KDDI Corp.                                     $ 5,315
46      SK Telecom Ltd. *                                6,983
5,945   Vodafone Group Plc                               12,163
                                                       $ 24,461
        Total Telecommunication Services               $ 88,189
        Utilities - 3.8 %
        Electric Utilities - 1.1 %
209     E.On AG                                        $ 7,951
133     FirstEnergy Corp.                                5,480
350     Southern Co.                                     10,990
                                                       $ 24,421
        Gas Utilities - 1.1 %
188     AGL Resources, Inc.                            $ 6,321
223     Atmos Energy Corp.                               6,057
3,000   Osaka Gas Co., Ltd.                              9,983
                                                       $ 22,361
        Independent Power Producer & Energy Traders - 0.3 %
1,508   International Power Plc                        $ 6,406
        Multi-Utilities - 1.3 %
920     Centerpoint Energy, Inc.                       $ 11,086
849     Xcel Energy, Inc.                                16,929
                                                       $ 28,015
        Total Utilities                                $ 81,203
        TOTAL COMMON STOCKS
        (Cost  $2,254,432)                           $1,980,120
        INDEX FUTURE - 0.3%
2       S&P 500 EMI Future                             $ 7,045
        PURCHASED OPTIONS - 0.4%
        Put Option - 0.6%
5       DJ Euro Stoxx, expiring September 2009 at $2,45$ 2,893
2       NIKKEI, Expiring September 2009 at $10,000       4,486
                                                       $ 7,379
        TOTAL PURCHASED OPTIONS                        $ 7,379
        (Cost  $25,443)
        TOTAL INVESTMENT IN SECURITIES - 94.3%
        (Cost  $2,286,920) (a)                       $2,001,438
        WRITTEN OPTIONS - (0.1)%
        Put Option - (0.2)%
(5)     DJ Euro Stoxx, expiring September 2009 at $2,20$ (841)
(2)     NIKKEI, Expiring September 2009 at $9,000        (920)
                                                       $(1,761)
        TOTAL WRITTEN OPTIONS
        (Cost  $(12,769))                              $(1,761)
        OTHER ASSETS AND LIABILITIES - 5.7%            $121,980
        TOTAL NET ASSETS - 100.0%                    $2,121,657

*       Non-income producing security.

(A.D.R.)American Depositary Receipt.


(a) At July 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $2,288,562 was as follows:

        Aggregate gross unrealized gain for all investments in
        which there is an excess of value over tax cost  $40,790

        Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value (327,914)

        Net unrealized loss                            $(287,124)


        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
        Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
      Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

        The following is a summary of the inputs used as of July
        31, 2009, in valuing the Fund's assets:

                           Level 1    Level 2   Level 3    Total
Common Stocks              $828,297  $1,151,823   $0    $1,980,120
Preferred Stocks             0		6,894	   0       6,894
Purchased Optionos         7,379        0          0       7,379
Index Future               7,045        0          0       7,045
Written Options           (1,761)       0          0      (1,761)
Total                   $840,960     $1,158,717   $0    $1,999,677

Other Financial Instruments*  $0     $2,318       $0      $2,318
*Other financial instruments include foreign exchange contracts

Pioneer Global Aggregate Bond Fund
Schedule of Investments  7/31/09 (unaudited)

PrincipaFloating                                                    Value
Amount  Rate (b)
              CONVERTIBLE CORPORATE BONDS - 0.4 %
              Energy - 0.2 %
              Coal & Consumable Fuels - 0.2 %
20,000        Massey Energy Co., 3.25%, 8/1/15                    $15,100
              Total Energy                                        $15,100
              Banks - 0.2 %
              Regional Banks - 0.2 %
20,000        National City Corp., 4.0%, 2/1/11                   $19,850
              Total Banks                                         $19,850
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $30,161)                                     $34,950
Shares
              PREFERRED STOCK - 0.2 %
              Diversified Financials - 0.2 %
              Diversified Financial Services - 0.2 %
25            Bank of America Corp., 7.25%, 12/31/49              $21,000
              TOTAL PREFERRED STOCK
Principal     (Cost  $20,367)                                     $21,000
Amount
              ASSET BACKED SECURITIES - 1.3 %
              Banks - 1.0 %
              Thrifts & Mortgage Finance - 1.0 %
25,000   0.80 Countrywide Asset Backed Certificates, Floating Rate$20,067
7,689    0.00 Countrywide Asset-Backed Certificates, Floating Rate  6,869
660      5.15 Credit-Based Asset Servicing & Securities, Floating    653
15,575   0.48 FFML 2006-FF4 A2, Floating Rate Note, 3/25/36        10,217
5,353    0.55 GSAMP Trust, Floating Rate Note, 11/25/35             4,995
13,579   0.72 GSAMP Trust, Floating Rate Note, 3/25/35             12,946
10,954   0.35 Morgan Stanley ABS Capital I, Floating Rate Note, 12  9,961
3,609    0.70 Morgan Stanley Capital, Inc., Floating Rate Note, 3/  3,535
6,529    0.34 Morgan Stanley Ixis Real Estate, Floating Rate Note,  6,222
16,723   0.00 SASC 2007-BC4 A3, Floating Rate Note, 11/25/37       14,983
                                                                  $90,448
              Total Banks                                         $90,448
              Diversified Financials - 0.2 %
              Consumer Finance - 0.1 %
20,000   0.73 RASC 2005-KS7 M1, Floating Rate Note, 8/25/35       $14,000
              Diversified Financial Services - 0.0 %
462      0.00 JP Morgan Mortgage Acquistion, 5.224%, 10/25/35     $  458
              Investment Banking & Brokerage - 0.1 %
20,000   0.45 MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37      $ 6,160
              Total Diversified Financials                        $20,618
              TOTAL ASSET BACKED SECURITIES
              (Cost  $125,312)                                    $111,066

              COLLATERALIZED MORTGAGE OBLIGATIONS - 5.2 %
              Commercial Services & Supplies - 0.3 %
              Diversified Support Services - 0.3 %
25,000        CW Capital Cobalt, Ltd., 5.174%, 8/15/48            $25,076
              Total Commercial Services & Supplies                $25,076
              Banks - 3.0 %
              Thrifts & Mortgage Finance - 2.9 %
22,218        Banc of America Alternative Loan Trust, 5.5%, 9/25/3$20,347
25,000        GS Mortgage Securities Corp., II, 7.12%, 11/18/29    25,771
31,020        JP Morgan Mortgage Trust, 6.0%, 8/25/34              27,855
15,000        JPMCC 2002-C3 B, 5.146%, 7/12/35                     14,250
41,478        JPMCC 2004-CB8 A1A, 4.158%, 1/12/39                  38,676
25,000        SBA CMBS Trust, 6.709%, 11/15/36 (f)                 24,250
50,000        TSTAR 2006-1A A, 5.668%, 10/15/36                    45,000
7,723,747 0.02 Wachovia Bank Commercial Mortgage Trust, Floating Ra 14,062
22,628   0.52 WAMU Mortgage Pass-Through Certificates, Floating Ra 13,660
23,345        Wells Fargo Mortgage Backed Securities, 5.0%, 11/25/ 22,375
19,491        Wells Fargo Mortgage Backed Securities, 5.0%, 3/25/2 17,707
                                                                  $263,953
              Total Banks                                         $263,953
              Diversified Financials - 1.0 %
              Diversified Financial Services - 0.9 %
10,000        CCI 2005 1A C, 5.074%, 6/15/35                      $ 9,900
15,132        CMSI 2006-1 3A1, 5.0%, 2/25/36                       12,857
41,133        Mastr Alternative Loans Trust, 6.0%, 7/25/34         34,879
32,283        RALI 2005-QA10 A41, 5.7412%, 9/25/35                 21,650
                                                                  $79,286
              Investment Banking & Brokerage - 0.1 %
1,348,748     MSDWC 2000-1345 X, 0.7259%, 9/3/15                  $ 8,961
              Total Diversified Financials                        $88,247
              Real Estate - 0.3 %
              Mortgage Real Estate Investment Trust - 0.3 %
31,761        CS First Boston Mortgage Security, 3.5%, 7/25/18    $30,570
              Total Real Estate                                   $30,570
              Government - 0.6 %
50,000        FHR 3211 PB, 5.5%, 2/15/33                          $52,161
              Total Government                                    $52,161
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $481,658)                                    $460,007

              CORPORATE BONDS - 34.4 %
              Energy - 4.5 %
              Integrated Oil & Gas - 0.3 %
25,000        Marathon Oil Corp., 5.9%, 3/15/18                   $25,792
              Oil & Gas Drilling - 0.6 %
50,000        Transocean Sedco, 1.5%, 12/15/37                    $47,000
10,000        Transocean Sedco, 1.625%, 12/15/37                    9,675
                                                                  $56,675
              Oil & Gas Equipment & Services - 0.3 %
25,000        Weatherford International, Ltd., 9.625%, 3/1/19     $31,008
              Oil & Gas Exploration & Production - 0.7 %
10,000        Canadian National Resources, 5.9%, 2/1/18           $10,666
50,000        Chesapeake Energy Corp., 9.5%, 2/15/15               53,063
                                                                  $63,729
              Oil & Gas Refining & Marketing - 0.6 %
25,000        Spectra Energy Capital, 6.2%, 4/15/18               $26,379
20,000        Valero Energy Corp., 9.375%, 3/15/19                 23,208
                                                                  $49,587
              Oil & Gas Storage & Transporation - 2.0 %
25,000        Buckeye Partners LP, 6.05%, 1/15/18                 $24,041
25,000        DCP Midstream, 9.75%, 3/15/19                        29,267
10,000        Kinder Morgan Energy, 5.95%, 2/15/18                 10,386
30,000        NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)             32,596
25,000        Plains All America Pipeline, 6.125%, 1/15/17         25,864
10,000        Questar Pipeline Co., 5.83%, 2/1/18                  10,359
40,000   7.00 Teppco Partners LP, Floating Rate Note, 6/1/67       30,850
10,000        Trans - Canada Pipelines, 7.125%, 1/15/09            11,873
                                                                  $175,236
              Total Energy                                        $402,027
              Materials - 2.2 %
              Diversified Metals & Mining - 0.6 %
25,000   5.88 Freeport-McMoran Copper & Gold, Floating Rate Note, $24,047
25,000        Rio Tinto Finance Plc, 8.95%, 5/1/14                 29,050
                                                                  $53,097
              Fertilizers & Agricultural Chemicals - 0.5 %
40,000        AGRIUM Inc., 6.75%, 1/15/19                         $42,075
              Specialty Chemicals - 0.7 %
25,000        Cytec Industries, Inc., 8.95%, 7/1/17               $26,488
50,000        Kronos International, Inc., 6.5%, 4/15/13            36,345
                                                                  $62,833
              Steel - 0.4 %
30,000        ArcelorMittal, 6.125%, 6/1/18                       $28,975
10,000        Commercial Metals Co., 7.35%, 8/15/18                 9,903
                                                                  $38,878
              Total Materials                                     $196,883
              Capital Goods - 1.7 %
              Aerospace & Defense - 0.4 %
10,000        DigitalGlobeM, Inc., 10.5%, 5/1/14                  $10,425
30,000        Esterline Technologies, 6.625%, 3/1/17               28,050
                                                                  $38,475
              Construction & Farm Machinery & Heavy Trucks - 0.1 %
10,000        Cummins, Inc., 6.75%, 2/15/27                       $ 7,836
              Electrical Component & Equipment - 0.3 %
25,000        Belden CDT, Inc. 7.0%, 3/15/17                      $22,000
              Industrial Conglomerates - 0.3 %
15,000        GE Electric Co., 5.0%, 2/1/13                       $15,774
10,000        Tyco International Finance SA, 8.5%, 1/15/19         11,585
                                                                  $27,359
              Industrial Machinery - 0.2 %
15,000        Ingersoll-Rand Global Holding, 9.5%, 4/15/14        $17,410
              Trading Companies & Distributors - 0.4 %
40,000        GATX Financial Corp., 6.0%, 2/15/18                 $34,544
              Total Capital Goods                                 $147,624
              Commercial Services & Supplies - 0.3 %
              Office Services & Supplies - 0.3 %
25,000        Pitney Bowes, Inc., 5.6%, 3/15/18                   $25,598
              Total Commercial Services & Supplies                $25,598
              Transportation - 0.9 %
              Railroads - 0.9 %
25,000        Burlington Sante Fe Corp., 5.75%, 3/15/18           $26,477
50,000        Union Pacific Corp., 5.7%, 8/15/18                   52,258
                                                                  $78,735
              Total Transportation                                $78,735
              Consumer Durables & Apparel - 0.3 %
              Household Appliances - 0.3 %
25,000        Whirlpool Corp., 5.5%, 3/1/13                       $24,055
              Total Consumer Durables & Apparel                   $24,055
              Consumer Services - 1.1 %
              Casinos & Gaming - 0.3 %
25,000        International Game Technology, 7.5%, 6/15/19        $26,609
              Education Services - 0.8 %
30,000        Leland Stanford Junior University, 4.75%, 5/1/19    $30,632
40,000        President & Fellows of Harvard, 3.7%, 4/1/13         40,642
                                                                  $71,274
              Total Consumer Services                             $97,883
              Media - 0.7 %
              Broadcasting - 0.2 %
25,000        Univision Communications, 9.75%, 3/15/15 (PIK) (144A$16,750
              Cable & Satellite - 0.5 %
25,000        British Sky Broadcasting, 6.1%, 2/15/18 (144A)      $25,497
10,000        Time Warner Cable, Inc., 8.25%, 4/1/19               12,146
5,000         Time Warner Cable, Inc., 8.75, 2/14/19                6,204
                                                                  $43,847
              Total Media                                         $60,597
              Food, Beverage & Tobacco - 0.5 %
              Brewers - 0.3 %
20,000        Anheuser-Busch InBev Worldwide, Inc., 7.75% 1/15/19 $23,360
              Tobacco - 0.2 %
25,000        UST Inc., 5.75%, 3/1/18                             $22,859
              Total Food, Beverage & Tobacco                      $46,219
              Health Care Equipment & Services - 0.6 %
              Health Care Facilities - 0.2 %
5,000         HCA, Inc., 9.125%, 11/15/14                         $ 5,150
10,000        HCA, Inc., 8.5%, 4/15/19                             10,250
                                                                  $15,400
              Managed Health Care - 0.4 %
40,000        United Health Group, 4.875%, 2/15/13                $40,807
              Total Health Care Equipment & Services              $56,207
              Pharmaceuticals & Biotechnology - 0.3 %
              Biotechnology - 0.3 %
25,000        Biogen Idec, Inc., 6.0%, 3/1/13                     $25,828
              Total Pharmaceuticals & Biotechnology               $25,828
              Banks - 7.0 %
              Diversified Banks - 5.2 %
80,000   5.18 BNP Paribas SA, Floating Rate Note, 10/17/16        $104,790
80,000   5.16 DNB NOR Bank ASA, Floating Rate Note, 9/28/15        100,962
100,000  5.22 Intesa Sanpaolo S.p.A., Floating Rate Note, 2/8/16   131,991
80,000   3.63 Standard Chartered, Floating Rate Note, 2/3/17       104,410
20,000        Wachovia Corp., 5.75%, 6/15/17                       20,321
                                                                  $462,474
              Regional Banks - 1.8 %
20,000        KeyBank NA, 5.8%, 7/1/14                            $18,465
15,000        Keycorp, 6.5%, 5/14/13                               14,895
25,000        Mellon Funding Corp., 5.5%, 11/15/18                 23,752
65,000   8.25 PNC Funding Corp., Floating Rate Note, 5/29/49       58,738
20,000        Wachovia Bank NA, 6.0%, 11/15/17                     20,450
30,000        Wells Fargo & Co., Floating Rate Note, 12/29/49      26,100
                                                                  $162,400
              Total Banks                                         $624,874
              Diversified Financials - 5.1 %
              Asset Management & Custody Banks - 0.3 %
25,000        Eaton Vance Corp., 6.5%, 10/2/17                    $24,681
              Consumer Finance - 1.0 %
30,000        American General Finance, 6.9%, 12/15/17            $17,340
35,000        American Honda Finance, 6.7%, 10/1/13 (144A)         36,668
10,000        Capital One Financial Corp., 7.375%, 5/23/14         10,841
25,000        Caterpillar Financial, 7.05%, 10/1/18                26,593
                                                                  $91,442
              Diversified Financial Services - 1.0 %
15,000        General Electric Capital Corp., 4.0%, 2/15/12       $15,074
25,000        JP Morgan Chase & Co., 6.0%, 1/15/18                 26,475
50,000        JPMorgan Chase & Co., 7.9%, 4/29/49                  47,526
                                                                  $89,075
              Investment Banking & Brokerage - 2.0 %
110,000  5.79 Goldman Sachs Capital, Floating Rate Note, 12/29/49 $77,000
50,000        Merrill Lynch & Co., 5.45%, 2/5/13                   50,483
45,000   0.00 Morgan Stanley Dean Witter, Floating Rate Note, 4/1/ 47,892
                                                                  $175,375
              Specialized Finance - 0.8 %
48,497        Coso Geothermal Power, 7.0%, 7/15/26 (144A)         $41,344
35,000        International Lease Finance Corp., 6.375%, 3/25/13   24,352
10,000        National Rural Utilities Corp., 5.45%, 2/1/18        10,273
                                                                  $75,969
              Total Diversified Financials                        $456,542
              Insurance - 3.6 %
              Insurance Brokers - 0.2 %
25,000        Leucadia National 7.125%, 3/15/17 (144A)            $22,125
              Life & Health Insurance - 0.9 %
15,000        Lincoln National Corp., 8.75%, 7/1/19               $16,513
35,000        MetLife, Inc., 10.75%, 8/1/39                        37,450
25,000        Prudential Financial, 5.15%, 1/15/13                 24,715
                                                                  $78,678
              Multi-Line Insurance - 1.6 %
80,000   6.75 AXA SA, Floating Rate Note, 12/15/20                $111,664
45,000   7.00 Liberty Mutual Group, 7.0%, 3/15/37 (144A)           29,057
                                                                  $140,721
              Property & Casualty Insurance - 0.2 %
25,000        The Hanover Insurance Group, Inc. 8.207%, 2/3/27    $18,875
              Reinsurance - 0.7 %
20,000        Berkshire Hathway, Inc., 5.0%, 8/15/13              $21,128
40,000        Platinum Underwriters HD, 7.5%, 6/1/17               36,798
                                                                  $57,926
              Total Insurance                                     $318,325
              Real Estate - 0.7 %
              Diversified Real Estate Activities - 0.4 %
35,000        WEA Finance LLC, 7.125%, 4/15/18                    $33,948
              Office Real Estate Investment Trust - 0.2 %
25,000        Mack-Cali Realty LP, 5.125%, 2/15/14                $22,739
              Specialized Real Estate Investment Trust - 0.1 %
10,000        Health Care REIT, Inc., 6.2%, 6/1/16                $ 8,791
              Total Real Estate                                   $65,478
              Software & Services - 0.7 %
              Data Processing & Outsourced Services - 0.4 %
40,000        First Data Corp., 9.875%, 9/24/15 (144A)            $33,750
              Internet Software & Services - 0.3 %
25,000        Terremark Worldwide, Inc., 12.0%, 6/15/17           $25,250
              Total Software & Services                           $59,000
              Technology Hardware & Equipment - 0.1 %
              Computer Storage & Peripherals - 0.1 %
10,000        Seagate Technology Intl, 10.0%, 5/1/14              $10,950
              Total Technology Hardware & Equipment               $10,950
              Semiconductors - 0.3%
              Semiconductor Equipment - 0.3 %
25,000        Klac Instruments Corp., 6.9%, 5/1/18                $24,202
              Total Semiconductors                                $24,202
              Telecommunication Services - 2.3 %
              Integrated Telecommunication Services - 1.9 %
20,000        Embarq Corp., 7.082%, 6/1/16                        $20,909
15,000        Frontier Communications Corp., 8.25%, 5/1/14         15,263
10,000        Paetec Holdings, 9.5%, 7/15/15                        8,650
20,000        Qtel International FIN, Ltd., 6.5%, 6/10/14          21,066
50,000        Telefonica Emisiones SAU, 5.496%, 4/1/16             76,967
25,000        Windstream Corp., 8.125%, 8/1/13                     25,250
                                                                  $168,105
              Wireless Telecommunication Services - 0.4 %
35,000        Cricket Communications, Inc., 7.75%, 5/15/16 (144A) $34,825
              Total Telecommunication Services                    $202,930
              Utilities - 1.4 %
              Electric Utilities - 1.0 %
10,000        CenterPoint Energy Houston Electric LLC, 7.0%, 3/1/1$10,964
10,000        Commonwealth Edison, 6.15%, 9/15/17                  10,967
25,000        NY State Gas and Electric, 6.15%, 12/15/17 (144A)    24,360
35,000        Public Service of New Mexico, 7.95%, 5/15/18         34,558
5,000         TXU Energy Co., 10.25%, 11/1/15                       3,925
10,000        West Penn Power Co., 5.95%, 12/15/17                  9,648
                                                                  $94,422
              Independent Power Producer & Energy Traders - 0.4 %
40,000        Panoche Energy Center, 6.885%, 7/31/29 (144A)       $34,343
              Total Utilities                                     $128,765
              TOTAL CORPORATE BONDS
              (Cost  $3,035,037)                                  $3,052,722

              U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.4 %
235,368       Federal Home Loan Mortgage Corp., 6.5% 8/1/37       $246,919
250,697       Federal National Mortgage Association, 6.5%, 1/1/38  267,715
396,939       Federal National Mortgage Association, 6.5%, 4/1/38  423,885
25,000        U.S. Treasury Bonds, 6.25%, 8/15/23                  30,563
54,968        U.S. Treasury Inflation Notes, 1.875%, 7/15/15       55,604
100,000       U.S. Treasury Notes, 3.125%, 5/15/19                 96,906
200,000       U.S. Treasury Notes, 3.25%, 6/30/16                  201,500
30,000        U.S. Treasury Notes, 4.25%, 5/15/39                  29,691
10,000        U.S. treasury Notes, 4.5%, 5/15/38                   10,309
              TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS            $1,363,092
              (Cost  $1,330,026)                                  $1,363,092

              FOREIGN GOVERNMENT BONDS - 36.7 %
50,000        Belgium Government Bond, 5.75%, 9/28/10             $75,200
129,000       Bonos Y Oblig Del ES, 4.4%, 1/31/15                  198,200
100,000       Bundesrepublik Deutschland, 6.5%, 7/4/27             187,192
110,000       Buoni Poliennali DE, 4.75%, 2/1/13                   168,584
225,000       Canada Housing Trust, 3.55%, 9/15/13                 215,778
70,000        Denmark Government Bond, 4.0%, 11/15/15              14,057
163,000       Deutchsland Rep Bundes, 5.25%, 1/4/11                246,329
100,000       France Government Bond OAT, 3.0%, 10/25/15           143,568
67,000        Government of France, 3.75%, 4/25/21                 95,868
25,000        Hellenic Republic Government, 3.6%, 7/20/16          35,506
50,000        Italy Buoni Polienna, 3.75%, 8/1/16                  72,961
20,000,000    Japan Govt 10-Yr, 1.7%, 9/20/16                      221,157
17,000,000    Japan Govt 20-Yr, 1.5%, 3/20/19                      181,405
2,500,000     Japan Govt 30-Yr, 2.3%, 12/20/36                     26,222
37,000,000    Japan Govt 5-Yr, 1.2%, 3/20/12                       398,845
10,000        Korea Development Bank, 5.3%, 1/17/13                 9,889
100,000       Netherlands Government, 4.25%, 7/15/13               152,878
91,000        Netherlands Government, 5.5%, 1/15/28                152,478
275,000       Norway Government Bond, 5.0%, 5/15/15                48,222
50,000        Republic of Austria, 4.35%, 3/15/19                  74,548
110,000       Republic of Austria, 7.0%, 7/15/14                   167,368
200,000       Sweden Government Bond, 3.75%, 8/12/17               28,734
150,000       Sweden Government Bond, 4.5%, 8/12/15                22,542
25,000        TSY 8 3/4% 2017, 8.75%, 8/25/17                      57,000
46,000        United Kingdom Treasury, 4.25%, 12/7/27              74,535
29,000        United Kingdom Treasury, 4.75%, 3/7/20               52,093
22,000        United Kingdom Treasury, 4.75%, 6/7/10               37,993
25,000        United Kingdom Treasury, 4.75%, 9/7/15               45,574
30,000        United Kingdom Treasury, 5.0%, 9/7/14                54,893
              TOTAL FOREIGN GOVERNMENT BONDS                      $3,259,619
              (Cost  $3,115,693)                                  $3,259,619

              MUNICIPAL BONDS - 0.9 %
              Government - 0.9 %
              Municipal  Higher Education - 0.9 %
50,000        California State University Revenue, 5.0%, 11/1/39  $47,892
25,000        Conneticut State Health & Education, 5.0%, 7/1/42    25,378
10,000        New York State Dormitory Authority, 5.0%, 7/1/38     10,766
              TOTAL MUNICIPAL BONDS                               $84,036
              (Cost  $83,520)                                     $84,036

              TOTAL INVESTMENT IN SECURITIES
              (Cost  $8,221,774) (a)(c)                           $8,386,492

              OTHER ASSETS AND LIABILITIES                        $531,403

              TOTAL NET ASSETS                                    $8,882,643

(144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2009, the value of these securities amounted to $320,332 or 3.6% of total net assets.

(a) At July 31, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $8,221,774 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost           $177,960

              Aggregate gross unrealized loss for all investments in which
              there is an excess of tax cost over value            (13,242)

              Net unrealized gain                                 $164,718

(b)           Debt obligation with a variable interest rate.
              Rate shown is rate at period end

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
            Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets:

                                  Level 1  Level 2   Level 3   Total

Asset backed securities              $0    $111,066    $0     $111,066
Collateralized mortgage backed        0     460,007     0      460,007
Corporate bonds & notes               0    3,052,722    0     3,052,722
Convertible bonds & notes             0     34,950      0      34,950
Municipal bonds                       0     84,036      0      84,036
Sovereign debt obligations            0    4,622,711    0     4,622,711
Covertible preferred stock         21,000      0        0      21,000
Total                            $21,000  $8,365,492   $0    $8,386,492
Other Financial Instruments*      $0    -$3,118     $0     -$3,118
*Other financial instruments include foreign exchange contracts

Pioneer Global High Yield Fund
                   Schedule of Investments  7/31/09 (unaudited)


Principal Float                                                         Value
  Amount  Rate

              CONVERTIBLE CORPORATE BONDS - 4.2 %
              Energy - 0.3 %
              Coal & Consumable Fuels - 0.3 %
 5,090,000    Massey Energy Co., 3.25%, 8/1/15                       $3,842,950
              Total Energy                                           $3,842,950
              Materials - 0.6 %
              Forest Products - 0.5 %
 9,400,000    Sino Forest Corp., 5.0%, 8/1/13 (144A)                 $8,483,500
              Total Materials                                        $8,483,500
              Capital Goods - 0.7 %
              Trading Companies & Distributors - 0.6 %
 9,920,000    Wesco Distribution, Inc., 1.75%, 11/15/26              $9,647,200
              Total Capital Goods                                    $9,647,200
              Transportation - 0.5 %
              Marine - 0.5 %
11,305,000    Horizon Lines, 4.25%, 8/15/12                          $7,913,500
              Total Transportation                                   $7,913,500
              Media - 0.2 %
              Movies & Entertainment - 0.2 %
 4,673,000    Live Nation, Inc., 2.875%, 7/15/27                     $2,762,911
              Total Media                                            $2,762,911
              Food, Beverage & Tobacco - 0.4 %
              Tobacco - 0.3 %
 5,135,000    Alliance One International, Inc., 5.5%, 7/15/14 (144A) $5,301,888
              Total Food, Beverage & Tobacco                         $5,301,888
              Health Care Equipment & Services - 0.5 %
              Health Care Services - 0.5 %
10,605,000    Omnicare, Inc., 3.25%, 12/15/35                        $7,860,956
              Total Health Care Equipment & Services                 $7,860,956
              Technology Hardware & Equipment - 0.1 %
              Electronic Equipment & Instruments - 0.0 %
 1,665,000    L-1 Identity Solutions, Inc., 3.75%, 5/15/27           $1,442,306
              Total Technology Hardware & Equipment                  $1,442,306
              Telecommunication Services - 0.9 %
              Wireless Telecommuni Cation Services - 0.9 %
16,450,000    NII Holdings 3.125%, 6/15/12                           $13,715,188
              Total Telecommunication Services                       $13,715,188
              TOTAL CONVERTIBLE CORPORATE BONDS
              (Cost  $58,785,054)                                    $60,970,399

  Shares      PREFERRED STOCKS - 1.0 %
              Materials - 0.4 %
              Diversified Metals & Mining - 0.4 %
    70,700    Freeport-MC Copp., 6.75%, 5/1/10                       $6,497,330
              Total Materials                                        $6,497,330
              Diversified Financials - 0.5 %
              Diversified Financial Services - 0.4 %
     6,440    Bank of America Corp., 7.25%, 12/31/49 (c)             $5,409,600
              Multi-Sector Holding - 0.1 %
    60,000    Vale Capital, Ltd., 5.5%, 6/15/10                      $2,525,100
              Total Diversified Financials                           $7,934,700
              TOTAL PREFERRED STOCKS
              (Cost  $12,062,501)                                    $14,432,030

              COMMON STOCKS - 0.1 %
              Energy - 0.1 %
              Oil & Gas Equipment And Services - 0.1 %
10,477,315    Skeie Drilling & Production ASA *                      $ 956,676
              Total Energy                                           $ 956,676
              Materials - 0.0 %
              Forest Products - 0.0 %
   244,090    Ainsworth Lumber Co., Ltd. *                           $ 226,251
              Total Materials                                        $ 226,251
              TOTAL COMMON STOCKS
              (Cost  $6,300,213)                                     $1,182,927
Principal
  Amount      ASSET BACKED SECURITIES - 2.8 %
              Consumer Services - 0.5 %
              Restaurants - 0.5 %
 6,240,000    Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 (144A$5,383,248
              Total Consumer Services                                $5,383,248
              Food & Drug Retailing - 0.4 %
              Food Retail - 0.4 %
 8,785,000    Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37       $4,831,750
              Total Food & Drug Retailing                            $4,831,750
              Banks - 1.9 %
              Thrifts & Mortgage Finance - 1.7 %
 2,837,5230.89ACE 2004-HE4 M1, Floating Rate Note, 12/25/34          $1,734,771
 1,299,5660.00Bayview Financial Acquisition, Floating Rate Note, 8/28 1,114,523 1,480,0000.74Bear Stearns Asset Backed Securities, Inc., Floating Ra 190,285 4,720,0000.97Bear Stearns Asset Backed Securities, Inc., Floating Ra 2,915,566 8,090,0000.49Carrington Mortgage Loan Trust, Floating Rate Note, 12/ 4,527,265 3,800,0000.39Carrington Mortgage Services LLC, Floating Rate Note, 1 2,414,468 2,623,8580.47Countrywide Asset-Backed Certificates, Floating Rate No 1,811,445
 1,290,0000.64FBR Securitixation Trust, Floating Rate Note, 10/25/35   691,629
   591,8530.48FFML 2006-FF4 A2 Floating Rate Note,  3/25/36            388,241
 1,800,0000.42Gsamp Trust, Floating Rate Note, 1/25/37                1,251,908
 3,676,9070.41Lehman XS Trust., Floating Rate Note, 8/25/36           1,314,017
 8,523,9740.64Lehman XS Trust., Floating Rate Note, 12/25/35          2,116,226
 2,219,4330.39Option One Mortgage Loan Trust, Floating Rate Note, 7/2 1,510,907 1,840,8250.49Residential Asset Mortgage, Products, Inc., Floating Ra 1,253,005
   651,3870.00Taganka Car Loan Finance Plc, Floating Rate Note, 11/14  569,964
                                                                     $23,804,220
              Diversified Banks - 0.2 %
 4,000,0000.00Alfa Div Payment Rights Finance, Floating Rate Note, 12$3,400,000
              Total Banks                                            $27,204,220
              Diversified Financials - 0.2 %
              Consumer Finance - 0.0 %
   541,9880.52Residential Asset Securities, Floating Rate Note, 1/25/$ 424,950
              Diversified Finance Services - 0.2 %
 1,728,4040.84Aircraft Finance Trust, Floating Rate Note, 5/15/24    $1,037,041
 7,046,0000.72Aircraft Finance Trust, Floating Rate Note, 5/15/24     1,902,420
                                                                     $2,939,461
              Total Diversified Financials                           $3,364,411
              Transportation
              Airlines - 0.0 %
   485,097    Continental Airline, Inc., 8.499%, 5/1/11              $ 364,550
              TOTAL ASSET BACKED SECURITIES
              (Cost  $55,199,421)                                    $41,148,179

              COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9 %
              Banks - 1.0 %
              Thrifts & Mortgage Finance - 0.7 %
 3,076,0780.65Countrywide Alternative Loan Trust, Floating Rate Note,$ 836,704 2,576,0500.64Countrywide Alternative Loan Trust Floating Rate Note, 1,378,273
 1,343,0480.65Countrywide Home Loans, Floating Rate Note, 3/25/35      324,478
 2,805,3380.64Countrywide Home Loans, Floating Rate Note, 3/25/35      658,683
 4,493,4030.71DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45         629,076
 1,053,3200.69Impac Cmb Trust, Floating Rate Note, 4/25/35             686,781
 1,675,6390.38Impac Securities Assets Corp., Floating Rate Note, 11/2  692,355
 8,819,7770.55Luminent Mortgage Trust, Floating Rate Note, 7/25/36    1,183,565
 2,180,8530.60Structured Asset Mortgage Investments, Inc., Floating R 1,135,007 5,023,4830.52WAMU Mortgage Pass-Through Certificates, Floating Rate 3,032,483
 1,266,8340.77WAMU Mortgage Pass-Through Certificates, Floating Rate   324,737
                                                                     $10,882,142
              Total Banks                                            $10,882,142
              Materials - 0.2%
              Forest Products - 0.2%
 4,315,0000.00T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)             $3,149,950
              Total Materials                                         3,149,950

              Telecommunication Services - 0.9 %
              Integrated Telecommunication Services - 0.9 %
 9,670,0000.00Global Tower Partners Acquisition, 7.87%, 5/15/37      $8,412,900
 4,890,0000.00SBA CMBS Trust, 7.825%, 11/15/36                        4,645,500
                                                                     $13,058,400
              Total Telecommunication Services                       $13,058,400
              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
              (Cost  $39,276,218)                                    $27,090,492

              CORPORATE BONDS - 79.5 %
              Energy - 10.6 %
              Coal & Consumable Fuels - 1.0 %
 4,105,000    Arch Coal, Inc., 8.75%, 8/1/16                         $4,146,050
 3,650,000    Empire Cap Resources Pte, 9.375%, 12/15/11              3,613,500
   750,000    Indo Intergrate Energy BV, 8.5%, 6/1/12                  692,285
 6,395,000    New World Resources BV, 7.375%, 5/15/15 (144A)          6,744,954
                                                                     $15,196,789
              Integrated Oil & Gas - 0.1 %
 1,190,000    Ecopetrol SA 7.625%, 7/23/19                           $1,243,550
              Oil & Gas Drilling - 0.7 %
 9,498,421    DDI Holding AS, 9.3%, 1/19/12 (144A)                   $7,218,800
 1,139,175    DDI Holdings AS, 9.3%, 4/23/12 (144A)                    877,165
13,500,000    Petrolia Drilling ASA, 12.0%, 6/20/12                    726,398
17,000,00011.6Sevan Drilling ASA, Floating Rate Note, 12/7/12         2,245,231
                                                                     $11,067,594
              Oil & Gas Equipment & Services - 1.3 %
 6,910,000    Complete Production Service, 8.0%, 12/15/16            $5,908,050
 1,600,0000.00DP Producer AS, Floating Rate Note, 12/5/11 (144A)        16,000
 4,200,000    Nexus, Inc., Floating Rate Note, 3/7/12                  630,000
13,000,000    PetroJack ASA, 11.0%, 4/12/10                            529,920
 1,900,000    Petroprod, Ltd., 10.85%, 5/24/13                          95,000
 1,200,0000.00Petroprod, Ltd., Floating Rate Note, 1/12/12             180,000
 1,400,0000.00Sevan Marine ASA, Floating Rate Note, 5/14/13 (144A)     966,000
 6,500,000    Sevan Marine ASA, 9.25%, 12/20/11 (144A)                5,200,000
20,500,00011.9Sevan Marine ASA, Floating Rate Note, 10/24/12 (144A)   2,406,653
 4,231,200    Skeie Drilling and Production ASA, 11.25%, 3/8/13       2,454,096
                                                                     $18,385,719
              Oil & Gas Exploration & Production - 5.8 %
 1,225,000    Bill Barrett Corp., 9.875%, 7/15/16                    $1,277,063
 1,160,000    Carrizo Oil & Gas, Inc., 4.875%, 6/1/28                  846,800
 1,885,000    Chesapeake Energy, Corp., 2.5%, 5/15/37                 1,439,669
 2,550,000    Chesapeake Energy  Corp., 6.25%, 1/15/17                3,271,067
 1,130,000    Denbury Resources, Inc., 9.75%, 3/1/16                  1,206,275
 3,505,000    Harvest Operations Corp., 7.875%, 10/15/11 (c)          3,049,350
 6,025,000    Hilcorp Energy Co., 9.0%, 6/1/16 (144A)                 5,543,000
 4,995,000    Linn Energy LLC, 11.75%, 5/15/17 (144A)                 5,044,950
 6,500,000    Norse Energy ASA, 10.0%, 7/13/10                         635,904
11,303,000    Norse Energy ASA, 6.5%, 7/14/11 (144A)                  5,086,350
42,500,000    Norwegian Energy Co., 11.0%, 7/13/10                    6,444,644
48,000,000    PA Resources AB, 8.75%,  3/10/10                        7,435,187
 4,645,000    Parallel Petroleum Corp., 10.25%, 8/1/14                3,297,950
 2,345,000    Petrohawk Energy Corp., 10.5%, 8/1/14 (144A)            2,509,150
 2,150,000    Petroquest Energy, Inc., 10.375%, 5/15/12               1,892,000
 2,535,000    Plains Exploration & Production Co., 10.0%, 3/1/16 (c)  2,740,969
 5,385,000    Quicksilver Resources Inc., 7.125%, 4/1/16              4,523,400
 7,260,000    Sandridge Energy, Inc., 8.0% 6/1/18                     6,606,600
 6,260,000    Sandridge Energy, Inc., 8.625, 4/1/15                   5,947,000
 1,590,000    Sandridge Energy, Inc., Floating Rate Note, 4/1/14      1,308,681
15,400,000    TNK-BP Finance SA, 7.875%, 3/13/18 (144A)               14,014,000
                                                                     $84,120,009
              Oil & Gas Refining & Marketing - 0.5 %
 6,640,000    Tesoro Corp., 9.75%, 6/1/19                            $6,689,800
              Oil & Gas Storage & Transporation - 1.3 %
 5,540,000    Enterprise Products, Floating Rate Note, 8/1/66        $4,819,800
 2,635,000    Regency Energy Partners LP, 9.375%, 6/1/16              2,687,700
 9,165,000    Southern Union Co., 7.2%, 11/1/66                       5,868,000
 6,030,0007.00Teppco Partners LP, Floating Rate Note, 6/1/67          4,650,613
                                                                     $18,026,113
              Total Energy
$154,729,574
              Materials - 11.4 %
              Aluminum - 1.3 %
11,515,000    Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)          $1,698,463
16,460,000    CII Carbon LLC, 11.125%, 11/15/15                       13,168,000
 7,516,2566.83Noranda Aluminum Acquisition, Floating Rate Note, 5/15/ 4,021,197
                                                                     $18,887,660
              Commodity Chemicals - 1.0 %
12,343,000    Basell Finance Co., 8.1%, 3/15/27 (144A)               $6,480,075
 8,885,000    Georgia Gulf Corp., 10.75%, 10/15/16                    1,510,450
 5,861,000    Georgia Gulf Corp., 9.5%, 10/15/14 (c)                  3,751,040
 4,100,000    Hexion US Fin/Nova Scotia, 9.75%, 11/15/14 (c)          2,747,000
 3,320,000    Nell AF Sarl, 8.375%, 8/15/15 (144A)                     307,580
   500,000    Nell AF Sarl, 8.375%, 8/15/15 (144A)                      35,000
                                                                     $14,831,145
              Construction Materials - 1.2 %
15,675,000    AGY Holding Corp., 11.0%, 11/15/14 (c)                 $12,696,750
 6,800,000    U.S. Concrete, Inc., 8.375%, 4/1/14                     4,369,000
                                                                     $17,065,750
              Diversified Chemical - 0.6 %
 1,325,000    Ashland, Inc., 9.125%, 6/1/17                          $1,397,875
12,065,000    Ineos Group Holdings PLC, 7.875%, 2/15/16 (144A)        7,824,299
                                                                     $9,222,174
              Diversified Metals & Mining - 1.1 %
   550,000    Blaze Recycling & Metals, Inc., 15.0%, 5/14/12         $ 550,000
 5,705,000    Blaze Recycling & Metals, Inc., 13.0%, 7/15/12          3,537,100
 7,910,000    FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)           8,167,075
 3,290,000    Teck Resources, Ltd., 10.25%, 5/15/16                   3,725,925
                                                                     $15,980,100
              Forest Products - 0.3 %
   832,961    Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A) (c)  $ 408,151
 3,675,000    Mandra Forestry Finance, Ltd., 12.0%, 5/15/13 (144A)    2,572,500
 2,150,000    Sino-Forest Corp., 10.25%, 7/28/14 (144A)               2,214,500
                                                                     $5,195,151
              Metal & Glass Containers - 2.1 %
 3,758,000    AEP Industries, Inc., 7.875%, 3/15/13                  $3,391,595
 2,380,000    Ardagh Glass Finance PLC, 9.25%, 7/1/16 (144A)          3,561,828
 5,045,000    Consol Glass, Ltd., 7.625%, 4/15/14 (144A)              6,219,908
 1,985,000    Grief, Inc., 7.75%, 8/1/19 (144A)                       1,970,113
10,850,000    Impress Metal Pack Holding, 9.25%, 9/15/14 (144A)       15,348,536
                                                                     $30,491,980
              Paper Packaging - 0.8 %
 4,655,000    Graphic Packaging Co., 9.5%, 8/15/13 (c)               $4,637,544
10,400,000    US Corrugated, Inc., 10.0%, 6/1/13                      7,280,000
                                                                     $11,917,544
              Paper Products - 1.3 %
 2,415,000    Cellu Tissue Holdings, Inc., 11.5%, 6/1/14             $2,511,600
 1,945,000    Clearwater Paper Corp., 10.625%, 6/15/16                2,051,975
17,020,000    Exopack Holding Corp., 11.25%, 2/1/14                   15,147,800
                                                                     $19,711,375
              Precious Metals & Minerals - 0.2 %
 2,500,000    Alrosa Finance SA, 8.875%, 11/17/14 (144A)             $2,300,000
              Specialty Chemicals - 0.3 %
 6,175,000    Kronos International, Inc., 6.5%, 4/15/13              $4,488,630
              Steel - 1.2 %
12,010,000    Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)       $8,286,900
10,800,000    Bulgaria Steel Finance BV, 12.0%, 5/4/13                 769,663
 3,500,000    Evraz Group SA, 8.875%, 4/24/13 (144A)                  3,045,000
 2,670,000    Evraz Group SA, 9.5%, 4/24/18 (144A)                    2,256,150
 3,060,000    Ryerson, Inc., 12.0%, 11/1/15                           2,723,400
 2,505,000    Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)    642,668
                                                                     $17,723,781
              Total Materials
$167,815,290
              Capital Goods - 7.3 %
              Aerospace & Defense - 1.1 %
 8,540,000    Aeroflex, Inc., 11.75%, 2/15/15                        $6,917,400
 5,540,000    Bombardier, Inc., 7.25%, 11/15/16                       7,106,553
 2,910,000    Digital Globe, Inc., 10.5%, 5/1/14                      3,033,675
                                                                     $17,057,628
              Building Products - 0.3 %
 1,047,000    C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49 (c)$ 591,094
 3,271,000    Industrias Unidas SA, 11.5%, 11/15/16 (144A)            1,570,080
 1,500,000    Panolam Industries International, Inc., 10.75%, 10/1/13   75,000
 2,815,000    USG Corp., 9.75%, 8/1/14 (144A)                         2,871,300
                                                                     $5,107,474
              Construction & Engineering - 0.6 %
 2,625,000    Dycom Industries, Inc., 8.125%, 10/15/15               $2,165,625
 6,575,000    Esco Corp., 8.625%, 12/15/13 (144A)                     6,049,000
   270,0006.65Esco Corp., Floating Rate Note, 12/15/13 (144A)          226,800
                                                                     $8,441,425
              Construction & Farm Machinery & Heavy Trucks - 1.4 %
 3,840,000    American Railcar Industries, Inc., 7.5%, 3/1/14        $3,513,600
12,820,000    Commercial Vehicle Group, Inc., 8.0%, 7/1/13            7,307,400
 3,480,000    Greenbrier Co., Inc., 8.375%, 5/15/15                   2,575,200
 7,830,000    Titan Wheel Intl, Inc., 8.0%, 1/15/12                   7,203,600
                                                                     $20,599,800
              Heavy Electrical Equipment - 1.3 %
19,000,000    Altra Industrial Motion, Inc., 9.0%, 12/1/11           $18,762,500
              Industrial Conglomerates - 0.3 %
 3,590,000    CIA Latino Americano, 9.75%, 5/10/12                   $2,477,100
 5,322,000    Indalex Holding, 11.5%, 2/1/14                           266,100
 2,825,000    Park-Ohio Industries, Inc., 8.375%, 11/15/14            1,440,750
                                                                     $4,183,950
              Industrial Machinery - 1.0 %
12,135,000    Industrias Metalurgicas Pescar, 11.25%, 10/22/14       $7,766,400
 9,685,000    Mueller Water Products, Inc., 7.375%, 6/1/17            7,094,263
                                                                     $14,860,663
              Trading Companies & Distributors - 1.2 %
 2,000,000    Glencore Finance Europe SA, 8.0%, 2/28/49              $1,610,000
10,585,000    Glencore Funding LLC, 6.0%, 4/15/14 (144A)              9,685,275
 9,100,000    Intcomex, Inc., 11.75%, 1/15/11 *                       3,560,375
 3,240,000    Kar Holdings, Inc., 10.0%, 5/1/15 (144A)                2,851,200
                                                                     $17,706,850
              Total Capital Goods
$106,720,290
              Commercial Services & Supplies - 1.4 %
              Commercial Printing - 0.2 %
 4,910,000    Sheridan Acquisition Corp., 10.25%, 8/15/11            $3,289,700
              Diversified Support Services - 0.5 %
 3,100,000    Iron Mountain, Inc., 8.75%, 7/15/18 (c)                $3,146,500
    13,050    Msx International, Inc., 12.5%, 4/1/12 (144A)           4,437,000
                                                                     $7,583,500
              Environmental & Facilities Services - 0.6 %
 6,510,000    Aleris International, Inc., 10.0%, 12/15/16 * (c)      $  97,650
 2,110,000    Aleris International, Inc., 9.0%, 12/15/14 *              21,100
 1,530,000    Casella Waste Systems, Inc. 11.0%, 7/15/14              1,583,550
   630,000    Clean Harbors, Inc., 11.25%, 7/15/12 (144A)              630,788
 3,022,531    New Reclamation Group, 8.125%, 2/1/13 (144A)            2,541,730
 4,750,000    Waste Services, Inc. 9.5%, 4/15/14 (c)                  4,666,875
                                                                     $9,541,693
              Total Commercial Services & Supplies                   $20,414,893
              Transportation - 0.6 %
              Air Freight & Couriers - 0.5 %
 1,095,000    Ceva Group PLC, 10.0%, 12/1/16 (144A)                  $ 593,068
 4,700,000    Ceva Group PLC, 10.0%, 9/1/14 (144A)                    3,478,000
 2,562,000    Ceva Group PLC, 12.0%, 9/1/14                           3,030,846
                                                                     $7,101,914
              Total Transportation                                   $7,101,914
              Automobiles & Components - 2.2 %
              Auto Parts & Equipment - 2.1 %
 8,750,000    Allison Transmission, Inc., 11.25%, 11/1/15 (144A) (c) $7,175,000
 4,500,000    Hawk Corp., 8.75%, 11/1/14                              4,500,000
13,040,000    Lear Corp., 8.75%, 12/1/16                              5,835,400
16,550,0000.00Stanadyne Corp., Floating Rate Note, 2/15/15            8,109,500
 4,265,000    Stanadyne Corp., 10.0%, 8/15/14                         3,454,650
 1,090,000    Tenneco Automotive, Inc., 8.625%, 11/15/14               937,400
                                                                     $30,011,950
              Tires & Rubber - 0.1 %
 1,815,000    Goodyear Tire & Rubber Co., 10.5%, 5/15/16             $1,946,588
              Total Automobiles & Components                         $31,958,538
              Consumer Durables & Apparel - 1.1 %
              Homebuilding - 0.4 %
 1,490,000    KB Homes, Inc., 9.1%, 9/15/17                          $1,508,625
 1,600,000    Meritage Homes Corp., 6.25%, 3/15/15                    1,308,000
 2,620,000    Urbi Desarrollos Urbanos SA de CV, 8.5%, 4/19/16 (144A) 2,358,000
                                                                     $5,174,625
              Housewares & Specialties - 0.6 %
10,665,000    Yankee Acquisition Corp., 9.75%, 2/15/17 (c)           $8,851,950
              Textiles - 0.1 %
 1,410,000    Invista, 9.25%, 5/1/12 (144A)                          $1,353,600
              Total Consumer Durables & Apparel                      $15,380,175
              Consumer Services - 2.7 %
              Casinos & Gaming - 2.7 %
 9,750,000    Buffalo Thunder Revenue Authority, 9.375%, 12/15/14    $1,438,125
 8,515,000    Codere Finance SA, 8.25%, 6/15/15 (144A)                9,041,649
 4,805,000    Firekeepers Development Authority, 13.875%, 5/1/15 (144 4,805,000
 1,535,000    Galaxy Entertainment Financial, 9.875%, 12/15/12 (144A) 1,458,250
 6,260,000    Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (144A)   2,660,500
 7,275,0008.25Lottomatica S.p.A Floating Rate Note, 3/31/66 (144A)    8,710,017
 4,665,000    Manshantucket Pequot Tribe, 8.5%, 11/15/15 (144A)       2,285,850
 3,265,000    Peermont Global, Ltd., 7.75%, 4/30/14 (144A)            3,653,083
   745,000    Scientific Games International, Inc., 9.25%, 6/15/19 (1  771,075
 5,990,000    Shingle Springs Tribal, 9.375%, 6/15/15 (144A)          3,833,600
 5,095,000    Station Casinos, Inc., 6.625%, 3/15/18                   114,638
 1,995,000    Trump Entertainment Resorts, 8.5%, 6/1/15                259,350
                                                                     $39,031,137
              Leisure Facilities - 0.0 %
 1,000,0000.00HRP Myrtle Beach, Floating Rate Note, 4/1/12 (144A)    $   100
              Total Consumer Services                                $39,031,237
              Media - 0.6 %
              Broadcasting - 0.6 %
 4,508,000    CCH I LLC, 11.0%, 10/1/15 (c)                          $ 557,865
 7,325,000    Univision Communications, Inc., 9.75%, 3/15/15 (PIK) (1 4,907,750
 3,510,000    Univision Communications, Inc., 12.0%, 7/1/14 (c)       3,738,150
                                                                     $9,203,765
              Total Media                                            $9,203,765
              Retailing - 1.5 %
              Apparel Retail - 0.0 %
   610,00010.4EDCON Holdings Property, Ltd., Floating Rate Note, 6/15$ 434,717
              Internet Retail - 0.6 %
 9,020,000    Ticketmaster, Inc., 10.75%, 7/28/16                    $8,659,200
              Specialty Retail - 0.3%
10,436,332    AAC Group Holding Corp., 14.75%, 10/1/12 (PIK)         $4,174,533
              Specialty Stores - 0.6 %
 1,495,000    Freedom Group, Inc. 10.25%, 8/1/15                     $1,532,375
 7,055,000    Sally Holdings LLC, 10.5%, 11/15/16 (c)                 7,266,650
                                                                     $8,799,025
              Total Retailing                                        $22,067,475
              Food, Beverage & Tobacco - 3.3 %
              Agricultural Products - 0.4 %
 7,260,000    Cosan SA Industrial, 8.25%, 2/15/49 (144A) (c)         $5,526,675
              Brewers - 0.0 %
   120,000    Cia Brasileira de Bebida, 8.75%, 9/15/13               $ 139,050
              Distillers & Vintners - 0.2 %
   505,649    Belvedere SA, 0.0%, 4/11/14                            $ 193,869
 3,286,800    Belvedere SA, 7.692%, 4/11/14                           1,537,044
 3,810,0000.00Belvedere SA, Floating Rate Note, 5/15/13 (144A)         814,560
                                                                     $2,545,473
              Packaged Foods & Meats - 1.6 %
 2,470,000    Arantes International, Ltd., 10.25%, 6/19/13           $  98,800
 6,390,000    Bertin, Ltd., 10.25%, 10/5/16 (144A)                    5,311,688
 7,158,000    Fabrica de Productos, 9.25%, 2/23/17 (144A)             5,153,760
 5,300,000    Independencia International, Ltd., 9.875%, 5/15/15 (144  583,000
 8,075,000    Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)         7,307,875
 9,800,000    Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A) (c)         5,794,250
                                                                     $24,249,373
              Tobacco - 1.0 %
15,355,000    Alliance One International, Inc., 10.0%, 7/15/16       $15,124,675
              Total Food, Beverage & Tobacco                         $47,585,246
              Household & Personal Products - 0.2 %
              Household Products - 0.2 %
 3,090,000    Central Garden Co., 9.125%, 2/1/13                     $3,082,275
              Total Household & Personal Products                    $3,082,275
              Health Care Equipment & Services - 5.1 %
              Health Care Equipment - 1.4 %
 7,435,000    Accellent, Inc., 10.5%, 12/1/13                        $6,858,788
14,743,000    Hologic, Inc., 2.0%, 12/15/37                           11,315,253
 3,665,000    Pts Acquistion, 9.75%, 4/15/17                          2,455,153
                                                                     $20,629,194
              Health Care Facilities - 0.5 %
 3,202,960    HCA Inc., 9.625%, 11/15/16                             $3,339,086
 1,250,000    HCA, Inc., 7.875%, 2/15/20                              1,228,125
 2,285,000    HCA, Inc., 8.5%, 4/15/19                                2,342,125
   560,000    HCA, Inc., 9.875%, 2/15/17                               589,400
                                                                     $7,498,736
              Health Care Services - 2.0 %
   565,000    AMR Holdco/Emcar Holdco, 10.0%, 2/15/15                $ 583,363
 9,095,000    Dasa Finance Corp., 8.75%, 5/29/18 (144A)               9,106,369
 3,665,000    Rural/Metro Corp., 9.875%, 3/15/15                      3,353,475
 7,125,000    Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)   5,058,750
 9,967,668    Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)  7,276,398
 4,000,000    US Oncology, Inc., 9.125%, 8/15/17                      4,130,000
                                                                     $29,508,355
              Health Care Supplies - 0.7 %
 7,170,000    Biomet, Inc., 10.375%, 10/15/17                        $7,671,900
 2,470,000    Inverness Medical Innovation, 9.0%, 5/15/16             2,470,000
                                                                     $10,141,900
              Managed Health Care - 0.5 %
 7,350,000    Multiplan, Inc., 10.375%, 4/15/16 (144A)               $7,184,625
              Total Health Care Equipment & Services                 $74,962,810
              Pharmaceuticals & Biotechnology - 1.4 %
              Biotechnology - 0.4 %
 5,920,000    Warner Chilcott Corp., 8.75%, 2/1/15                   $5,920,000
              Pharmaceuticals - 1.0 %
 7,455,000    Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14  (c)     $4,249,350
 7,875,000    Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)        7,146,563
 3,530,000    Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)        3,185,825
                                                                     $14,581,738
              Total Pharmaceuticals & Biotechnology                  $20,501,738
              Banks - 2.6 %
              Diversified Banks - 2.2 %
 6,675,000    ATF Bank JSC, 9.25%, 4/12/12 (144A)                    $5,807,250
 3,360,000    ATF Bank JSC, 9.0%, 5/11/16 (144A)                      2,553,600
 1,500,00010.0ATF Capital BV, 10.0%, 12/31/49                          810,000
 4,530,000    ATF Capital BV, 9.25%, 2/21/14 (144A)                   3,488,100
 2,790,000    Banco Macro SA, 8.5%, 2/1/17                            2,054,138
 2,870,000    Banco Macro SA, 9.75%, 12/18/36                         1,861,913
 6,230,0008.62Banco Macro SA, Floating Rate Note, 6/7/12              3,122,788
 2,500,0008.25BTA Finance Luxembourg, 8.25%, 12/31/49                  237,500
 5,380,000    Centercredit International SA, 8.625%, 1/30/14 (144A)   3,873,600
 3,750,0009.20Kazkommerts Finance 2 BV, Floating Rate Note, 11/29/49  1,671,750
 1,400,000    Kazkommerts International BV, 8.0%, 11/3/15 (c)          896,000
 2,465,000    Russian Stand Bank, 7.5%, 10/7/10 (144A)                2,181,525
 3,410,000    Temir Capital BV, 9.5%, 5/21/14                          784,300
 7,070,000    Turanalem Finance BV, 8.5%, 2/10/15 (144A)              1,626,100
                                                                     $30,968,564
              Regional Banks - 0.3 %
 4,275,000    Wells Fargo & Co., 9.75%, 12/29/49 (c)                 $3,719,250
              Thrifts & Mortgage Finance - 0.2 %
 3,190,000    Hipotecaria Su Casita SA, 8.5%, 10//4/16 (144A)        $2,424,400
              Total Banks                                            $37,112,214
              Diversified Financials - 4.0 %
              Asset Management & Custody Banks - 0.4 %
 2,800,000    Janus Capital Group, Inc., 6.5%, 6/15/12               $2,716,918
 4,820,000    Janus Capital Group, Inc., 6.95%, 6/15/17               4,306,545
                                                                     $7,023,463
              Consumer Finance - 0.7 %
 5,370,400    Egidaco Investments, 18.0%, 6/24/11                    $3,827,219
 4,955,000    Ford Motor Credit Co., 5.7%, 1/15/10                    4,879,124
 1,295,000    Ford Motor Credit Co., 8.0%, 12/15/16 (c)               1,160,737
                                                                     $9,867,080
              Diversified Financial Services - 0.1 %
 1,135,000    Ibis Re, Ltd., 11.2775%, 5/10/12                       $1,145,329
              Investment Banking & Brokerage - 1.0 %
20,665,0005.79Goldman Sachs Capital Corp., Floating Rate Note, 12/29/$14,465,500
              Specialized Finance - 1.8 %
11,305,000    Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)         $5,200,300
 1,200,000    Capital One Capital V, 10.25%, 8/15/39                  1,221,000
19,800,000    NCO Group, Inc., 11.875%, 11/15/14                      11,484,000
12,325,0007.68NCO Group, Inc., Floating Rate Note, 11/15/13           8,381,000
                                                                     $26,286,300
              Total Diversified Financials                           $58,787,672
              Insurance - 4.3 %
              Insurance Brokers - 1.7 %
11,140,000    Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)           $9,803,200
13,710,000    Hub International Holdings, Inc., 10.25%, 6/15/15 (144A 10,865,175
   400,000    Hub Intl Holdings, Inc., 9.0%, 12/15/14 (144A)           346,000
 2,841,000    Usi Holdings Corp., 9.75%, 5/15/15 (144A)               2,088,135
 1,634,0006.68Usi Holdings Corp., Floating Rate Note, 11/15/14        1,143,800
                                                                     $24,246,310
              Life & Health Insurance - 0.2 %
 3,805,000    Prudential Financial, Inc., 8.875%, 6/15/38            $3,348,400
              Multi-Line Insurance - 0.9 %
 3,320,000    Liberty Mutual Group, 7.0%, 3/15/37 (144A)             $2,143,761
 9,500,00010.7Liberty Mutual Group, Floating Rate Note, 6/15/58 (144A 8,003,750
 3,037,081    Sul America Partecipacoe, 8.625%, 2/15/12 (144A)        3,131,990
                                                                     $13,279,501
              Property & Casualty Insurance - 0.0 %
 2,000,000    Kingsway America, Inc., 7.5%, 2/1/14                   $ 970,000
              Reinsurance - 1.4 %
 1,375,00015.2Atlas Reinsurance Plc, Cat Bond, Floating Rate Note, 1/$1,902,564
 1,875,0007.19Blue Fin, Ltd., Floating Rate Note, 4/10/12             1,628,063
 1,000,0008.92Caelus Re, Ltd., Floating Rate Note, 6/7/11              910,300
 1,750,00018.0Carillon, Ltd., Floating Rate Note, 1/10/11             1,611,925
 2,600,00012.0Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (1 2,039,440
   375,0008.78Globecat, Ltd., Cat Bond, Floating Rate Note, 1/2/13 (1 343,388 1,000,0008.56Green Valley, Ltd., Floating Rate Note, 1/10/11 (144A) 1,364,156
   985,00014.0MBIA Insurance Corp., Floating Rate Note, 1/15/33  (144  348,444
   325,0007.20Muteki, Ltd., Cat Bond, Floating Rate Note, 5/24/11      309,368
   500,0007.07Nelson Re, Ltd., Floating Rate Note, 6/6/11              472,300
   435,0007.45Newton Re, Ltd., Cat Bond, Floating Rate Note, 12/24/10 428,910 745,0009.75Newton Re, Ltd., Cat Bond, Floating Rate Note, 12/24/10 681,750
 4,165,000    Platinum Underwriters HD, 7.5%, 6/1/17                  3,831,600
 1,900,00014.1Residential Re, Floating Rate Note, 6/6/11              1,729,190
 1,010,00019.4Successor II, Ltd., Cat Bond, Floating Rate Note, 4/6/1 934,553 1,925,00027.6Successor II, Ltd., Cat Bond, Floating Rate Note, 4/6/1 1,727,495
                                                                     $20,263,446
              Total Insurance                                        $62,107,657
              Real Estate - 1.5 %
              Diversified Real Estate Activities - 0.5 %
 8,190,000    BR Malls Intl Finance, 9.75%, 12/31/49 Perpetual (144A)$7,872,638
              Real Estate Operating Companies - 1.0 %
 6,750,000    Alto Palermo SA, 7.875%, 5/11/17 (144A)                $4,590,000
 6,037,0658.82Alto Palermo SA, Floating Rate Note, 6/11/12 (144A)     3,448,673
 8,405,000    Inversiones Y Rep, 8.5%, 2/2/17 (144A) (c)              5,778,438
                                                                     $13,817,111
              Total Real Estate                                      $21,689,749
              Software & Services - 2.6 %
              Application Software - 0.6 %
 9,590,000    Vangent, Inc., 9.625%, 2/15/15                         $8,535,100
              Data Processing & Outsourced Services - 0.4 %
 7,025,000    First Data Corp., 9.875%, 9/24/15 (144A)               $5,927,344
              Internet Software & Services - 0.8 %
10,983,000    Terremark Worldwide, Inc., 12.0%, 6/15/17              $11,092,830
              IT Consulting & Other Services - 0.4 %
 7,920,000    Activant Solutions, Inc., 9.5%, 5/1/16                 $6,444,900
              Systems Software - 0.4 %
17,350,000    Pegasus Solutions, Inc., 10.5%, 4/15/15                $5,552,000
              Total Software & Services                              $37,552,174
              Technology Hardware & Equipment - 0.8 %
              Computer Storage & Peripherals - 0.2 %
 3,065,000    Seagate Technology Intl, 10.0%, 5/1/14                 $3,356,175
              Electronic Equipment & Instruments - 0.5 %
 8,975,000    Da-Lite Screen Co., Inc., 9.5%, 5/15/11                $7,898,000
 1,975,000    Vac Finanzierung BMGH, 9.25%, 4/15/16 (144A)             450,395
                                                                     $8,348,395
              Total Technology Hardware & Equipment                  $11,704,570
              Semiconductors - 0.1%
              Semiconductor Equipment - 0.1 %
 2,355,345    Freescale Semiconductor, Inc., 12.5%, 12/15/14         $2,175,750
              Total Semiconductors                                   $2,175,750
              Telecommunication Services - 9.5 %
              Alternative Carriers - 0.6 %
10,000,000    PAETEC Holding Corp., 8.875%, 6/30/17                  $9,500,000
              Integrated Telecommunication Services - 3.6 %
17,340,000    Broadview Networks Holdings, Inc., 11.375%, 9/1/12     $14,565,600
24,581,000    GC Impsat Hldgs I Plc, 9.872%, 2/15/17 (144A)           23,106,140
 2,390,000    GCI, Inc., 7.25%, 2/15/14                               2,222,700
 6,460,000    Mastec, Inc., 7.625%, 2/1/17                            5,749,400
 4,500,000    Paetec Holdings, 9.5%, 7/15/15 (c)                      3,892,500
 2,450,000    Qwest Corp., 8.375%, 5/1/16                             2,511,250
                                                                     $52,047,590
              Wireless Telecommunication Services - 5.3 %
 4,155,000    Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)                 $3,697,950
 5,035,000    Cricket Communications Inc., 9.375%, 11/1/14 (c)        5,110,525
 7,600,000    Digicel, Ltd., 9.25%, 9/1/12 (144A)                     7,600,000
10,680,000    Hughes Network Systems LLC, 9.5%, 4/15/14               10,680,000
   840,000    Hughes Network Systems LLC, 9.5%, 4/15/14                840,000
 2,170,00010.3Inmarsat Finance Plc, Floating Rate Note, 11/15/12      2,267,650
 7,531,000    Intelsat Bermuda, Ltd., 11.5%, 2/4/17 (144A)            6,476,660
 1,950,000    Mobile Telesystems Finance, 8.0%, 1/28/12               1,932,938
 2,785,000    Telesat Canada / Telesat LLC, 11.0%, 11/1/15            2,882,475
 5,805,000    Telesat Canada / Telesat LLC, 12.5%, 11/1/17            5,921,100
 3,315,000    True Move Co., Ltd., 10.375%, 8/1/14 (144A)             2,884,050
18,455,000    True Move Co., Ltd., 10.75%, 12/16/13 (144A)            16,332,675
 2,000,000    UBS (Vimpelcom), 8.375%, 10/22/11 (144A)                2,010,000
 4,750,000    UBS (Vimpelcom), 8.25%, 5/23/16 (144A)                  4,393,750
 5,475,000    Vip Fin, 9.125%, 4/30/18 (144A)                         4,954,875
                                                                     $77,984,648
              Total Telecommunication Services
$139,532,238
              Utilities - 4.7 %
              Electric Utilities - 1.8 %
10,585,0000.00CIA Transporte Energia, 8.875%, 12/15/16 (144A)        $7,224,263
 1,332,7100.00FPL Energy National Wind, 6.125%, 3/25/19 (144A)        1,238,354
 1,303,9850.00FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)         1,206,186
12,000,0001.00Power Contract Financing LLC, 0.681%, 2/5/10 (144A)     11,250,000
 7,570,000    TXU Energy Co., 10.25%, 11/1/15 (c)                     5,942,450
                                                                     $26,861,253
              Gas Utilities - 0.9 %
17,417,000    Transport De Gas Del Sur, 7.875%, 5/14/17 (144A)       $13,084,521
              Independent Power Producer & Energy Traders - 1.2 %
 4,357,000    AES Chivor SA, 9.75%, 12/30/14 (144A)                  $4,749,130
10,600,000    Biofuel Energy, 19.0%, 6/7/12                           4,240,000
 7,495,000    Intergen NV, 9.0%, 6/30/17                              7,382,575
 1,152,3490.00Juniper Generation, 6.79%, 12/31/14 (144A)              1,048,303
                                                                     $17,420,008
              Multi-Utilities - 0.7 %
 5,860,000    NSG Holdings LLC, 7.75%, 12/15/25 (144A)               $4,981,000
 7,599,1040.00Ormat Funding Corp., 8.25%, 12/30/20                    6,383,232
                                                                     $11,364,232
              Total Utilities                                        $68,730,014
              TOTAL CORPORATE BONDS
              (Cost  $1,518,155,562)
$1,159,947,258

              FOREIGN GOVERNMENT BONDS - 1.4 %
              Government - 1.4 %
1,450,000,000 Banco Nac De Desen Econo, 8.0%, 4/28/10                $1,099,297
10,350,000    Federal Republic of Brazil, 12.5%, 1/5/16               6,099,979
 2,560,000    Federal Republic of Brazil, 5.875%, 1/15/19             2,621,440
 2,480,000    Republic of Brazil, 12.5%, 1/5/22                       1,492,863
2,510,000,000 Republic of Columbia, 11.75%, 3/1/10                    1,267,341
############  Republic of Columbia, 12.0%, 10/22/15                   5,853,891
 1,250,000    Republic of Peru, 7.125%, 3/30/19                       1,355,000
                                                                     $19,789,811
              TOTAL FOREIGN GOVERNMENT BONDS
              (Cost  $16,293,954)                                    $19,789,811

              MUNICIPAL BONDS - 0.4 %
              Commercial Services & Supplies - 0.0 %
              Environmental & Facilities Services - 0.0 %
 4,400,0007.60Ohio Air Quality Development, Floating Rate Note, 6/8/2$ 440,000
              Total Commercial Services & Supplies                   $ 440,000
              Government - 0.4 %
              Municipal  Airport - 0.0 %
    15,000    New Jersey Economic Development Authority Special Facility
              Revenue, 7.0%, 11/15/30                                $  11,180
              Municipal  General - 0.4 %
 8,875,00012.0Non-Profit PFD FDG TR I VAR ST, Floating Rate Note, 9/1$6,186,585
              Total Government                                       $6,197,765
              TOTAL MUNICIPAL BONDS
              (Cost  $13,271,512)                                    $6,637,765

              SENIOR SECURED FLOATING RATE LOANS INTERESTS - 4.9 % **
              Energy - 0.0 %
              Oil & Gas Exploration & Production - 0.0 %
   646,1774.31Venoco, Inc., Second Lien, 9/20/11                     $ 503,210
              Total Energy                                           $ 503,210
              Materials - 0.4 %
              Steel - 0.3 %
10,953,3097.25Niagara Corp., Term Loan, 6/29/14                      $5,586,188
              Total Materials                                        $5,586,188
              Capital Goods - 0.2 %
              Construction & Engineering - 0.2 %
   792,2468.00Custom Building Products, Term Loan, First Lien, 10/20/$ 756,594
 3,150,00010.7Custom Building Products, Loan (Second Lien), 4/20/12   2,661,750
                                                                     $3,418,344
              Total Capital Goods                                    $3,418,344
              Commercial Services & Supplies - 0.1 %
              Diversified Support Services - 0.0 %
 1,193,7614.02Rental Service Corp., Second Lien, 11/21/13            $ 978,884
              Total Commercial Services & Supplies                   $ 978,884
              Transportation - 0.0 %
              Air Freight & Couriers - 0.0 %
 6,615,2239.01Louis Topco, Ltd., Term Loan, 6/1/17                   $ 424,291
   295,8023.60TNT Logistics Plc, Additional Pre Funded Loan, 11/4/13   212,484
   883,7153.29TNT Logistics Plc, U.S. Term Loan, 11/4/13               659,840
                                                                     $1,296,615
              Total Transportation                                   $1,296,615
              Consumer Durables & Apparel - 0.0 %
              Homebuilding - 0.0 %
   723,8618.25LandSource Communities Development, Facility Loan, 6/1/$ 91,689 8,150,0008.75LandSource Communities Development, Roll Up Facility, 5/ 112,062
                                                                     $ 203,751
              Total Consumer Durables & Apparel                      $ 203,751
              Consumer Services - 0.4 %
              Casinos & Gaming - 0.4 %
   992,6583.10Gateway Casinos & Entertainment, Delayed Draw, 9/30/14 $ 650,191 4,901,0943.10Gateway Casinos & Entertainment, Term Advance, 9/30/14 3,210,217 6,250,0006.10Gateway Casinos & Entertainment, Advance (Second Lien), 1,296,875
                                                                     $5,157,283
              Total Consumer Services                                $5,157,283
              Media - 0.2 %
              Cable & Satellite - 0.2 %
 1,000,0006.75Charter Communications, Third Lien, 10/28/14           $ 833,751
 1,398,7006.25Charter Communications, Inc., New Term Loan, 3/5/14     1,309,883
 1,100,7832.54Knology, Inc., Term Loan, 6/30/12                       1,029,232
                                                                     $3,172,866
              Total Media                                            $3,172,866
              Household & Personal Products - 0.0 %
              Personal Products - 0.0 %
   241,9932.34Brickman Holdings, Tranche B Term, 1/23/14             $ 222,331
              Total Household & Personal Products                    $ 222,331
              Health Care Equipment & Services - 0.5 %
              Health Care Equipment - 0.2 %
 3,611,0464.42Talecris Biotherapeutics Holdings, First Lien Term, 12/$3,376,328
              Health Care Supplies - 0.3 %
 4,710,0004.54Inverness Medical Innovations, Term Loan, 6/26/15      $4,386,188
              Total Health Care Equipment & Services                 $7,762,516
              Diversified Financials - 0.2 %
              Specialized Finance - 0.2 %
 3,425,6163.60Ace Cash Express, Term Loan, 10/5/13                   $2,466,443
 1,086,5627.50NCO Financial System, Term B Advance, 5/15/13            988,772
                                                                     $3,455,215
              Total Diversified Financials                           $3,455,215
              Insurance - 0.8 %
              Insurance Brokers - 0.5 %
 2,898,3753.60Alliant Holdings I, Inc., Term Loan, 8/21/14           $2,644,767
   819,0442.79HUB International Holdings, Delaed Draw, 6/13/14         755,056
 3,643,8962.79HUB International Holdings, Initial Term Loan, 6/13/14  3,359,216
                                                                     $6,759,039
              Multi-Line Insurance - 0.3 %
 6,750,0006.11AmWins Group, Inc., Initial Term Loan, 6/11/13         $2,700,000
 4,145,1783.14AmWins Group, Inc., Initial Term Loan, 6/8/13           2,668,459
                                                                     $5,368,459
              Total Insurance                                        $12,127,498
              Technology Hardware & Equipment - 1.0 %
              Electronic Equipment & Instruments - 0.9 %
10,759,5304.79Huawei-3Com Co., Ltd., Tranche B Term, 9/28/12         $9,710,476
 5,219,9104.54Scitor Corp., Term Loan, 9/26/14                        4,619,621
                                                                     $14,330,097
              Total Technology Hardware & Equipment                  $14,330,097
              Telecommunication Services - 0.6 %
              Integrated Telecomunication Services - 0.6 %
   711,5303.29Telesat Canda, U.S. Term II Loan, 10/31/14             $ 684,530
 8,284,5513.29Telesat Canda, U.S. Term I Loan, 10/31/14               7,970,181
                                                                     $8,654,711
              Total Telecommunication Services                       $8,654,711
              Utilities - 0.3 %
              Electric Utilities - 0.2 %
 4,550,0003.80Texas Competitive Electric Holdings, Inc., Initial Tran$3,524,987
              Independent Power Producer & Energy Traders - 0.1 %
 1,025,2242.01NRG Energy, Inc., Term Loan, 2/1/13                    $ 974,731
   554,3700.50NRG Energy, Inc., Credit Linked, 2/1/13                  527,067
                                                                     $1,501,798
              Total Utilities                                        $5,026,785
              TOTAL SENIOR SECURED FLOATING RATE LOANS INTERESTS
              (Cost  $104,152,614)                                   $71,896,294

              RIGHTS/WARRANTS - 0.1 %
              Energy - 0.1 %
              Oil & Gas Explration & Production - 0.0 %
11,303,000    Norse Energy Corp ASA *                                $1,142,648
              Total Energy                                           $1,142,648
              Materials - 0.0 %
              Forest Products - 0.0 %
     3,250    Mandra Forestry Finance, Ltd., Expires 5/15/13 *       $  32,500
              Total Materials                                        $  32,500
              Utilities - 0.0 %
              Independent Power Producer & Energy Traders - -0.1 %
   498,836    Biofuel Energy ASA *                                   $    0
              Total Utilities                                        $    0
              TOTAL RIGHTS/WARRANTS
              (Cost  $1,460,198)                                     $1,175,148

              TEMPORARY CASH INVESTMENTS - 8.9 %
              Repurchase Agreements - 2.4 %
 7,000,000    Bank of America, 0.19%, dated 7/31/09, repurchase price
              of $7,000,000 plus accrued interest on 8/3/09 collateralized by $7,140,000 Federal National Mortgage Association, 5.5%,$7,000,000

 7,000,000    Barclays Plc, 0.17%, dated 7/31/09, repurchase price of
              $7,000,000 plus accrued interest on 8/3/09 collateralized by the following:

              $5,574,537 Government National Mortgage Association I , 4.5-7.0%, 9/15/23-6/15/39
              $1,281,440 Government National Mortgage Association (ARM), 5.0-6.5%, 9/20/23-5/20/39
              $282,024 Government National Mortgage Association , 4.5-4.625%,
              8/20/34-9/20/38                                         7,000,000

 7,000,000    BNP Paribas, 0.21%, dated 7/31/09, repurchase price
              of $7,000,000 plus accrued interest on 8/3/09 collateralized by the following:

              $2,336,061 Federal National Mortgage Association (ARM), 2.539-6.464%, 4/1/34-10/1/37
              $2,177,946 Federal Home Loan Mortgage Corp., 3.09-6.21%, 9/1/33-
11/1/37
              $1,484,687 Freddie Mac Giant, 4.5-6.0%, 5/1/21-7/1/39
              $1,141,305 Federal National Mortgage Association., 4.0-57,000,000

 7,000,000    Deutsche Bank, 0.20%, dated 7/31/09, repurchase price o
              $7,000,000 plus accrued interest on 8/3/09 collateralized by the following:

              $1,708,715 Government National Mortgage Association I,
              4.5-7.0%, 6/15/24-7/15/39
              $83,628 Government National Mortgage Association, 4.625%, 9/20/33 $872,213 Federal Home Loan Mortgage Corp., 5.949-6.039%, 1/1/37-
10/1/37
              $2,558,411 Federal National Mortgage Association (ARM), 3.151-6.072%, 5/1/19-5/1/38
              $1,917,032 Freddie Mac Giant, 5.0-7.0%, 7/1/21-7/1/39   7,000,000

 7,000,000    JPMorgan, 0.20%, dated 7/31/09, repurchase price of
              $7,000,000 plus accrued interest on 8/3/09 collateralized
              by $7,110,724 Freddie Mac Giant, 4.0-7.0%, 2/1/24-8/1/387,000,000
              Total Repurchase Agreements                            $35,000,000

              Securities Lending Collateral  - 6.5%  (d)
              Certificates of Deposit:
 1,425,035    Abbey National Plc, 1.27%, 8/13/09                     $1,425,035
 2,137,553    Royal Bank of Canada NY, 1.19%, 8/7/09                  2,137,553
 2,848,139    Cafco, 0.40%, 10/1/09                                   2,848,139
 1,994,185    Ciesco, 0.40%, 9/9/09                                   1,994,185
 2,848,456    Kithaw, 0.40%, 9/21/09                                  2,848,456
 2,136,395    Char FD, 0.30%, 10/5/09                                 2,136,395
   712,041    Char FD, 0.28%, 10/26/09                                 712,041
 1,794,066    Old LLC, 0.30%, 10/16/09                                1,794,066
 1,140,379    Old LLC, 0.32%, 10/15/09                                1,140,379
   518,474    TB LLC, 0.25%, 8/12/09                                   518,474
 2,849,862    Merrill Lynch, 0.38%, 8/14/09                           2,849,862
 2,850,071    Societe Generale, 1.06%, 9/4/09                         2,850,071
 2,850,071    U.S. Bank NA, 0.76%, 8/24/09                            2,850,071
                                                                     $26,104,727
              Commercial Paper:
 2,850,071    Monumental Global Funding, Ltd., 1.28%, 8/17/09        $2,850,071
 1,425,035    CME Group, Inc., 1.21%, 8/6/09                          1,425,035
 2,138,033    GE, 0.59%, 9/18/09                                      2,138,033
   575,478    GE, 0.32%, 10/26/09                                      575,478
 2,850,071    HSBC Bank, Inc., 1.31%, 8/14/09                         2,850,071
   712,518    IBM, 0.90%, 9/25/09                                      712,518
 2,565,064    New York Life Global, 0.75%, 9/4/09                     2,565,064
                                                                     $13,116,270
              Tri-party Repurchase Agreements:
 9,975,247    Deutsche Bank, 0.19%, 8/3/09                           $9,975,247
 8,334,205    Barclays Capital Markets, 0.19%, 8/3/09                 8,334,205
                                                                     $18,309,452
  Shares
              Money Market Mutual Fund:
 1,425,035    Fidelity Prime Money Market Fund                       $1,425,034
 1,425,035    Dreyfus Prefferred Money Market Fund                    1,425,035
                                                                     $2,850,069
              Total Securities Lending Collateral                    $60,380,518
              TOTAL TEMPORARY CASH INVESTMENTS
              (Cost  $95,380,519)                                    $95,380,518

              TOTAL INVESTMENT IN SECURITIES - 102.6%
              (Cost  $1,920,337,766)
$1,499,650,821

              OTHER ASSETS AND LIABILITIES - (2.6)%
$(38,505,891)

              TOTAL NET ASSETS - 100.0%
$1,461,144,930

   (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2009, the value of these securities amounted to $502,716,478 or 34.4% of total net assets.

      (a) At July 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,920,337,766 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost              $6,796,934

              Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value
(427,483,879)

              Net unrealized loss
$(420,686,945)

   (b) Debt obligation with a variable interest rate. Rate shown is rate at period end

      (c)     At July 31, 2009, the following securities were out on loan:

Principal
  Amount                             Security                           Value
 $       180,0AGY Holding Corp., 11.0%, 11/15/14                       145,800
   824,003    Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A)        403,762
 2,625,000    Aleris International, Inc., 10.0%, 12/15/16               39,375
 2,000,000    Allison Transmission, Inc., 11.25%, 11/1/15 (144A)      1,640,000
 6,889,000    Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14           3,926,730
 1,000,000    BR Malls Intl Finance, 9.75%, 12/31/49 Perpetual (144A)  961,250
 1,000,000    C10 Capital SPV, Ltd., Floating Rate Note, 12/31/49      564,560
 4,159,000    CCH I LLC, 11.0%, 10/1/15                                514,676
 1,000,000    Cosan SA Industrial, 8.25%, 2/15/49 (144A)               761,250
 3,125,000    Cricket Communications Inc., 9.375%, 11/1/14            3,171,875
   500,000    Ford Motor Credit Co., 8.0%, 12/15/16                    448,161
    25,000    Georgia Gulf Corp., 9.5%, 10/15/14                        16,000
   700,000    Graphic Packaging Co., 9.5%, 8/15/13                     697,375
 3,469,000    Harvest Operations Corp., 7.875%, 10/15/11              3,018,030
 2,585,000    Hexion US Fin/Nova Scotia, 9.75%, 11/15/14              1,731,950
 3,000,000    Iron Mountain, Inc., 8.75%, 7/15/18                     3,045,000
   760,000    Inversiones Y Rep, 8.5%, 2/2/17 (144A)                   522,500
 1,000,000    Kazkommerts Finance 2 BV, Floating Rate Note, 11/29/49   445,800
   705,000    Kazkommerts International BV, 8.0%, 11/3/15              451,200
   676,000    MBIA Insurance Corp., Floating Rate Note, 1/15/33  (144A 239,135
 5,000,000    Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)             2,956,250
 2,252,000    Paetec Holdings, 9.5%, 7/15/15                          1,947,980
 1,085,000    Panolam Industries International, Inc., 10.75%, 10/1/13   54,250
 2,500,000    Plains Exploration & Production Co., 10.0%, 3/1/16      2,703,125
 6,569,500    Sally Holdings LLC, 10.5%, 11/15/16                     6,766,585
 4,417,000    TXU Energy Co., 10.25%, 11/1/15                         3,467,345
 1,494,000    Univision Communications, Inc., 12.0%, 7/1/14           1,591,110
 4,627,000    Univision Communications, Inc., 9.75%, 3/15/15 (PIK) (143,100,090
   100,000    Waste Services, Inc. 9.5%, 4/15/14                        98,250
 3,494,000    Wells Fargo & Co., 9.75%, 12/29/49                      3,039,780
 5,444,000    Yankee Acquisition Corp., 9.75%, 2/15/17                4,518,520
  Shares
     3,000    Bank of America Corp., 7.25%, 12/31/49                  2,520,000
              Total                                                  $55,507,714

      (d) Securities lending collateral is managed by Credit Suisse, New York Branch.

      (e) Distributions of investments by country of issue (excluding temporary cash investments) as a percentage

              United States                                             63.6%
              Netherlands                                                3.9%
              Brazil                                                     3.7%
              Norway                                                     3.3%
              Luxembourg                                                 3.3%
              Cayman Islands                                             3.1%
              Argentina                                                  3.1%
              United Kingdom                                             2.6%
              Canada                                                     2.0%
              South Africa                                               1.5%
              Jamaica                                                    1.2%
              Thailand                                                   1.1%
              Columbia                                                   1.0%
              Other (individually less than 1%)                          6.6%
                                                                        100.0%

              Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

              The following is a summary of the inputs used as of July 31, 2009, in valuing the Fund's assets :

                                Level 1   Level 2    Level 3  Total

Asset backed securities         $0        $41,148,179   $0    $41,148,179
Collateralized mortgage backed   0        27,090,492    0     27,090,492
Corporate bonds & notes          0       1,159,947,258  0     1,159,947,258
Convertible bonds & notes        0        60,970,399    0     60,970,399
Municipal bonds                  0        6,637,765     0     6,637,765
Soverign debt obligations        0        19,789,811    0     19,789,811
Floating rate loan interests     0        71,896,294    0     71,896,294
common stocks                  1,182,927           0    0     1,182,927
Convertible preferred stock  14,432,030            0    0     14,432,030
warrants                       1,142,648    32,500      0     1,175,148
Temporary cash investments     2,850,069   92,530,449   0     95,380,518
Total                        $19,607,674 $1,480,043,147 $0    $1,499,650,821


Other Financial Instruments*      $0      $460,093     $0     $460,093
*Other financial instruments include foreign exchange contracts

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

                                                               Corporate
                                                               Bonds

Balance as of 4/30/09                                          $0
Realized gain (loss)                                            0
Change in unrealized appreciation (depreciation)              -2,100,000
Net purchases (sales)                                           0
Transfers in and out of Level 3                                6,360,000
Balance as of 7/31/09                                         $4,240,000



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 28, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 28, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 28, 2009

* Print the name and title of each signing officer under his or her signature.